Property, plant and equipment, net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net

Note 8. Property, plant and equipment, net
Property, plant and equipment, net consist of the following as of December 31, 2021, and 2020 (in millions):

	2021	2020
Land	$10.6	$10.6
Buildings	1,030.4	986.1
Leasehold improvements	933.5	882.8
Personal property	222.9	186.8
Construction in progress	65.2	68.9

	2,262.6	2,135.2
Less: accumulated depreciation and amortization	(731.8)	(554.5)

Property, plant and equipment, net	$1,530.8	$1,580.7

Assets under capital leases and related accumulated amortization are $943.8 million and $193.4 million, respectively
,
as of December 31, 2021, and $941.4 million and $137.7 million, respectively
,
as of December 31, 2020.
Depreciation and amortization expense amounted to $180.3 million and $171.4 million, respectively
,
for the years ended December 31, 2021
,
and 2020.